Reinsurance - Rollforward of credit loss allowance for reinsurance recoverables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reinsurance Recoverable, Allowance for Credit Loss [Roll Forward]
Reinsurance recoverable, allowance for credit loss, beginning balance	$ (3)
Cumulative effect of change in accounting principle		$ (11)
Increase in the provision for credit losses	(1)
Write-offs	0
Reinsurance recoverable, allowance for credit loss, ending balance	$ (15)